SHORT-TERM DEBT AND LONG-TERM DEBT - Principal and Interest (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
SHORT-TERM DEBT AND LONG-TERM DEBT
Principal amount of loans and Financing	R$ 9,656,888	R$ 9,661,769
Interest accrued of loans and Financing	117,864	146,252
Total	R$ 9,774,752	R$ 9,808,021